Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Quarterly Financial Data (unaudited) [Abstract]
Revenue	$ 674,714	$ 661,814	$ 825,567	$ 588,981	$ 631,134	$ 636,069	$ 762,054	$ 563,284	$ 2,751,076	$ 2,592,541	$ 2,135,405
Cost of revenue	344,677	342,700	411,496	302,471	316,550	319,209	360,285	283,755	1,401,344	1,279,799	1,036,975
Net income (loss)	33,195	6,242	69,037	(14,994)	(5,639)	(1,602)	30,623	23,406	93,480	46,788	(72,199)
Net Income (Loss) Attributable to Parent	$ 34,147	$ 6,530	$ 69,014	$ (14,639)	$ (7,300)	$ (2,265)	$ 29,935	$ 23,363	$ 95,052	$ 43,733	$ (71,711)
Basic net income (loss) per share attributable to Cimpress plc	$ 1.11	$ 0.21	$ 2.24	$ (0.47)	$ (0.24)	$ (0.07)	$ 0.96	$ 0.75	$ 3.09	$ 1.41	$ (2.29)
Diluted net income per share attributable to Cimpress N.V.	$ 1.09	$ 0.21	$ 2.17	$ (0.47)	$ (0.24)	$ (0.07)	$ 0.93	$ 0.72	$ 3.00	$ 1.36	$ (2.29)